Fair value of assets and liabilities - Changes in level 3 financial liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financial liabilities at fair value, class
Disclosure of fair value measurement of liabilities [line items]
Unrealised gains on (losses) recognised in the statement of profit or loss	€ (158)	€ 206
Level 3
Disclosure of fair value measurement of liabilities [line items]
Opening balance as at 1 January	770	729
Realised gain/loss recognised in the statement of profit or loss during the period	157	(206)
Additions	219	274
Redemptions	(74)	(222)
Maturity/settlement	(225)	(26)
Transfers into Level 3	38	399
Transfers out of Level 3	(84)	(179)
Exchange rate differences	(1)	0
Closing balance	802	770
Level 3 | Trading liabilities
Disclosure of fair value measurement of liabilities [line items]
Opening balance as at 1 January	637	382
Realised gain/loss recognised in the statement of profit or loss during the period	81	(104)
Additions	205	55
Redemptions	(74)	(12)
Maturity/settlement	(160)	(15)
Transfers into Level 3	19	364
Transfers out of Level 3	(72)	(33)
Exchange rate differences	(1)	0
Closing balance	636	637
Level 3 | Non-trading derivatives
Disclosure of fair value measurement of liabilities [line items]
Opening balance as at 1 January	67	301
Realised gain/loss recognised in the statement of profit or loss during the period	82	(98)
Additions	3	190
Redemptions	0	(209)
Maturity/settlement	0	(7)
Transfers into Level 3	0	0
Transfers out of Level 3	0	(111)
Exchange rate differences	0	0
Closing balance	151	67
Level 3 | Financial liabilities designated as at fair value through profit or loss
Disclosure of fair value measurement of liabilities [line items]
Opening balance as at 1 January	67	47
Realised gain/loss recognised in the statement of profit or loss during the period	(6)	(5)
Additions	11	29
Redemptions	0	0
Maturity/settlement	(64)	(4)
Transfers into Level 3	19	34
Transfers out of Level 3	(12)	(34)
Exchange rate differences	0	0
Closing balance	€ 15	€ 67